Goldman Sachs Buffered S&P 500 Fund - Jan-Jul Expense Example - Svc [Member] - Goldman Sachs Buffered S&P 500 Fund - Jan-Jul - Service Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	1,163
Expense Example, with Redemption, 5 Years	2,222
Expense Example, with Redemption, 10 Years	$ 4,861